Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Property and equipment	$ 502	$ 502	$ 196
Accumulated depreciation	(146)	(71)	(3)
Property and equipment, net	$ 356	$ 431	193
Furniture and fixtures
Property and Equipment
Useful life (in years)	7 years	7 years
Property and equipment	$ 199	$ 199	130
Equipment
Property and Equipment
Useful life (in years)	5 years	3 years
Property and equipment	$ 237	$ 237
Leasehold improvements
Property and Equipment
Property and equipment	$ 66	$ 66	$ 66